Trade Receivables - Ageing Analysis of Trade Receivables Neither Past Due Nor Impaired (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Trade receivables	¥ 2,675	¥ 2,989
Gross carrying amount [member]
Disclosure of financial assets [line items]
Trade receivables	2,712	3,026
Gross carrying amount [member] | Neither past due nor impaired [member]
Disclosure of financial assets [line items]
Trade receivables	¥ 2,636	¥ 2,945